Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos (Tables)	12 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Reconciliation of Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos
The following table provides a reconciliation of Cash and cash equivalents, Restricted cash and Restricted cash - Asbestos reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	31 March
(Millions of US dollars)	2023	2022
Cash and cash equivalents	$113.0	$125.0
Restricted cash	5.0	5.0
Restricted cash - Asbestos	67.6	141.9
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$185.6	$271.9

Reconciliation of Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos
The following table provides a reconciliation of Cash and cash equivalents, Restricted cash and Restricted cash - Asbestos reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	31 March
(Millions of US dollars)	2023	2022
Cash and cash equivalents	$113.0	$125.0
Restricted cash	5.0	5.0
Restricted cash - Asbestos	67.6	141.9
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$185.6	$271.9